Trade receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts, Notes, Loans and Financing Receivable
Trade receivable	¥ 135,112	$ 18,510	¥ 143,523
Within 3 months
Accounts, Notes, Loans and Financing Receivable
Trade receivable	75,719		133,285
Between 3 months and 6 months
Accounts, Notes, Loans and Financing Receivable
Trade receivable	50,223		1,437
Between 6 months and 1 year
Accounts, Notes, Loans and Financing Receivable
Trade receivable	904		647
More than 1 year
Accounts, Notes, Loans and Financing Receivable
Trade receivable	¥ 8,266		¥ 8,154